Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 119
2022	22
2023	2
2024	1
2025	1
Total	$ 6,303	$ 6,296